Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of Inventories
The Group’s inventory balances as of 31 December 2025 and 31 December 2024 are as follows:

	31 December 2025	31 December 2024
Raw materials and supplies	102,158	53,566
Work in progress	124,330	81,243
Finished goods	1,383	—
Inventory reserves	(7,817)	(6,920)
Total Balance	220,054	127,889